PROPERTY, PLANT AND EQUIPMENT - Additional information on leases (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	R$ 44,352,593	R$ 42,847,264
Additions	9,798,156	10,549,857
Subletting	(64,177)	(2,115)
Write-offs, net	(208,736)	(328,243)
Balance at end of the period	44,408,491	44,352,593
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	145,812,623
Balance at end of the period	154,606,233	145,812,623
Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(101,460,030)
Balance at end of the period	(110,197,742)	(101,460,030)
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	22,423,337	22,727,930
Additions	428,683	78,053
Write-offs, net	15,005	1,817
Balance at end of the period	22,661,180	22,423,337
Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	78,436,218
Balance at end of the period	81,422,233	78,436,218
Switching and transmission equipment | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(56,012,881)
Balance at end of the period	(58,761,053)	(56,012,881)
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	13,538,839	11,719,728
Additions	2,802,303	4,517,747
Subletting	(64,177)	(2,115)
Write-offs, net	(262,311)	(306,447)
Balance at end of the period	13,801,906	13,538,839
Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	30,632,690
Balance at end of the period	34,169,915	30,632,690
Infrastructure | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(17,093,851)
Balance at end of the period	(20,368,009)	(17,093,851)
Other P&E
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	744,385	826,362
Additions	158,919	195,449
Write-offs, net	(1,360)	(2,870)
Balance at end of the period	649,604	744,385
Other P&E | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	5,379,888
Balance at end of the period	5,536,296	5,379,888
Other P&E | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(4,635,503)
Balance at end of the period	(4,886,692)	(4,635,503)
Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	10,690,809	8,751,211
Additions	3,113,394	4,461,277
Subletting	(64,177)	(2,115)
Depreciation (IFRS 16)	(2,737,111)	(2,225,639)
Write-offs, net		(4,902)
Cancellation of contracts	(250,130)	(289,023)
Balance at end of the period	10,752,785	10,690,809
Changes in leases, after the adoption of IFRS 16 | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	15,066,365
Balance at end of the period	17,796,134	15,066,365
Changes in leases, after the adoption of IFRS 16 | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(4,375,556)
Balance at end of the period	(7,043,349)	(4,375,556)
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	358,091	346,306
Additions	410,169	55,904
Depreciation (IFRS 16)	(482,455)	(43,699)
Cancellation of contracts	(4,893)	(420)
Balance at end of the period	280,912	358,091
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	515,318
Balance at end of the period	336,080	515,318
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(157,227)
Balance at end of the period	(55,168)	(157,227)
Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	10,322,337	8,401,685
Additions	2,702,635	4,394,809
Subletting	(64,177)	(2,115)
Depreciation (IFRS 16)	(2,254,000)	(2,178,537)
Write-offs, net		(4,902)
Cancellation of contracts	(245,237)	(288,603)
Balance at end of the period	10,461,558	10,322,337
Changes in leases, after the adoption of IFRS 16 | Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	14,423,538
Balance at end of the period	17,331,955	14,423,538
Changes in leases, after the adoption of IFRS 16 | Infrastructure | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(4,101,201)
Balance at end of the period	(6,870,397)	(4,101,201)
Changes in leases, after the adoption of IFRS 16 | Other P&E
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	10,381	3,220
Additions	590	10,564
Depreciation (IFRS 16)	(656)	(3,403)
Balance at end of the period	10,315	10,381
Changes in leases, after the adoption of IFRS 16 | Other P&E | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	127,509
Balance at end of the period	128,099	127,509
Changes in leases, after the adoption of IFRS 16 | Other P&E | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(117,128)
Balance at end of the period	R$ (117,784)	R$ (117,128)
Minimum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	2.50%	2.50%
Minimum | Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	5.00%
Minimum | Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	3.50%
Minimum | Changes in leases, after the adoption of IFRS 16 | Other P&E
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	20.00%
Maximum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	20.00%	20.00%
Maximum | Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	42.90%
Maximum | Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	66.67%
Maximum | Changes in leases, after the adoption of IFRS 16 | Other P&E
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate (%)	38.00%